COMMITMENTS ND CONTINGENCIES - Garrett Litigation and Bankruptcy Proceedings (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Apr. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 28, 2022	Mar. 31, 2022	Feb. 19, 2022	Feb. 18, 2022	Dec. 28, 2021	Dec. 16, 2021
Garrett Litigation And Bankruptcy Proceedings [Line Items]
Receipts from Garrett Motion Inc.		$ 0	$ 409	$ 586
Non-cash amounts related to shares of Garrett Series B Preferred Stock (in shares)	834.8
Long-term investments		0	0	$ 577
Series B Preferred Stock | Level 2
Garrett Litigation And Bankruptcy Proceedings [Line Items]
Investments in equity securities						$ 212		$ 207	$ 197
Garrett Indemnity And Tax Matters Agreement
Garrett Litigation And Bankruptcy Proceedings [Line Items]
Reimbursement receivables charge					$ 509
The Confirmed Plan
Garrett Litigation And Bankruptcy Proceedings [Line Items]
Garrett minimum EBITDA		425
The Confirmed Plan | Series B Preferred Stock | First Partial Redemption
Garrett Litigation And Bankruptcy Proceedings [Line Items]
Preferred stock, redemption amount										$ 211
Long-term investments							$ 400
The Confirmed Plan | Series B Preferred Stock | Second Partial Redemption
Garrett Litigation And Bankruptcy Proceedings [Line Items]
Long-term investments											$ 207
The Confirmed Plan | Year One After Effective Date of Plan | Series B Preferred Stock
Garrett Litigation And Bankruptcy Proceedings [Line Items]
Preferred stock, redemption amount			$ 35
The Confirmed Plan | Payment Over Time | Series B Preferred Stock
Garrett Litigation And Bankruptcy Proceedings [Line Items]
Preferred stock, redemption amount		$ 100
The Confirmed Plan | Garrett Indemnity And Tax Matters Agreement | Initial Payment
Garrett Litigation And Bankruptcy Proceedings [Line Items]
Receipts from Garrett Motion Inc.	$ 375
Non-cash amounts related to shares of Garrett Series B Preferred Stock (in shares)	834.8